Deferred revenue - Inputs in model to unwind deferred revenue (Details)		12 Months Ended
	Mar. 06, 2020	Dec. 31, 2021 $ / oz oz
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Remaining life		94 years
Inferred resources included, as a percent		50.00%
Monthly cash percentage		18.00%
Leverage ratio threshold		3.5
Monthly deferred revenue percentage		82.00%
Price averaging period		5 days
Wheaton Precious Metals International | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		4.50%
Wheaton Precious Metals International | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		100.00%
Wheaton Precious Metals International | Lowest range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		4.50%
Wheaton Precious Metals International | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		2.25%
Wheaton Precious Metals International | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		1.00%
Wheaton Precious Metals International | Advance fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level		22.00%
Monthly cash percentage, 2nd level		20.00%
Monthly cash percentage, 3rd level		18.00%
Monthly cash percentage, 4th level		14.00%
Wheaton Precious Metals International | Advance not fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level		18.00%
Monthly cash percentage, 2nd level		16.00%
Monthly cash percentage, 3rd level		14.00%
Monthly cash percentage, 4th level		10.00%
Wheaton Precious Metals International | Minimum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate		4.60%
Wheaton Precious Metals International | Minimum | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz) | oz		375,000
Wheaton Precious Metals International | Minimum | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz) | oz		550,000
Wheaton Precious Metals International | Maximum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate		5.20%
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	11.50%
Remaining life	6 years
Entitlement percentage	23.00%
Monthly cash percentage	20.00%
BTT streaming revenue | Minimum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		23.00%
Monthly cash percentage		16.00%
Basket price per oz (USD/oz) | $ / oz		106
BTT streaming revenue | Maximum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage		38.00%
Monthly cash percentage		20.00%
Basket price per oz (USD/oz) | $ / oz		280